Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill
2Q22	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,328	5,502	489	1,114	8,445
Foreign currency translation impact	25	0	7	34	66
Other	(23)	23	0	0	0
Balance at end of period	1,330	5,525	496	1,148	8,511
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,330	0	496	1,148	2,974
6M22
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,323	5,502	487	1,107	8,431
Foreign currency translation impact	30	0	9	41	80
Other	(23)	23	0	0	0
Balance at end of period	1,330	5,525	496	1,148	8,511
Accumulated impairment (CHF million)
Balance at beginning of period	0	5,502	0	0	5,514
Impairment losses	0	23	0	0	23
Balance at end of period	0	5,525	0	0	5,537
Net book value (CHF million)
Net book value	1,330	0	496	1,148	2,974
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
6M22	Wealth Management	Investment Bank	Swiss Bank	Asset Management	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	4,855	480	1,101	7,748
Foreign currency translation impact	31	0	9	41	81
Other	(23)	23	0	0	0
Balance at end of period	1,308	4,878	489	1,142	7,829
Accumulated impairment (CHF million)
Balance at beginning of period	0	4,855	0	0	4,867
Impairment losses	0	23	0	0	23
Balance at end of period	0	4,878	0	0	4,890
Net book value (CHF million)
Net book value	1,308	0	489	1,142	2,939
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.